25. REGULATORY CHARGES	12 Months Ended
Dec. 31, 2019
Net movement in regulatory deferral account balances related to profit or loss [abstract]
REGULATORY CHARGES

25. REGULATORY CHARGES

	2019	2018
Liabilities
Global Reversion Reserve (RGR)	31	29
Energy Development Account (CDE)	58	122
Regulator inspection fee – ANEEL	3	2
Energy Efficiency Program	255	258
Research and development (R&D)	199	225
Energy System Expansion Research	3	2
National Scientific and Technological Development Fund	6	5
Proinfa – Alternative Energy Program	8	7
Royalties for use of water resources	10	6
Emergency capacity charge	26	31
Others	5	6
	604	693
Current liabilities	457	514
Non-current liabilities	147	179